Document and Entity Information	Dec. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001519751
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	FORTUNE BRANDS INNOVATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-35166
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015-5611
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FBIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false